Lease Arrangements - Summary of Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
At start of year	£ 263	£ 287
Additions	62	31
Acquisitions	4	12
Remeasurement	29	13
Disposals	(3)	(10)
Depreciation	(82)	(77)	£ (75)
Exchange translation differences	(9)	7
At end of year	264	263	287
Property [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
At start of year	246	264
Additions	57	26
Acquisitions	4	7
Remeasurement	29	13
Disposals	(2)	(2)
Depreciation	(74)	(68)
Exchange translation differences	(9)	6
At end of year	251	246	264
Non-property [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
At start of year	17	23
Additions	5	5
Acquisitions		5
Disposals	(1)	(8)
Depreciation	(8)	(9)
Exchange translation differences		1
At end of year	£ 13	£ 17	£ 23